ORGANIZATION AND NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND NATURE OF BUSINESS

NOTE 1—ORGANIZATION AND NATURE OF BUSINESS

Kindly MD, Inc. (“KindlyMD” or “the Company”) was formed on December 2, 2019. The Company filed their original articles of organization in the State of Utah under the name Utah Therapeutic Health Center, PLLC. The Company is located in Salt Lake City, Utah and is a healthcare and healthcare data company, focused on holistic pain management and aiding in the fight against the opioid epidemic.

In April 2020, the Company converted from a PLLC to an LLC. In March 2022, the Company converted from an LLC to a corporation and changed its name to “Kindly MD, Inc.” In July 2022, the Company amended its articles of incorporation, including the addition of preferred stock and authorized common shares.